Stock-Based Compensation - Information About Outstanding and Exercisable Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Options Outstanding
Intrinsic Value	$ 2,600	$ 20,000
Options Exercisable
Intrinsic Value	$ 2,300	$ 11,800
Exercise Price Range One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 5.19
Exercise price range, upper range limit (in dollars per share)	$ 9.99
Options Outstanding
Number Outstanding (in shares)	108,600
Weighted Average Remaining Contractual (in years)	5 years 1 month 13 days
Weighted Average Exercise Price (in dollars per share)	$ 5.86
Intrinsic Value	$ 1,469
Options Exercisable
Number Exercisable (in shares)	108,315
Weighted Average Remaining Contractual (in years)	5 years 1 month 13 days
Weighted average Exercise Price (in dollars per share)	$ 5.86
Intrinsic Value	$ 1,465
Exercise Price Range Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 10.00
Exercise price range, upper range limit (in dollars per share)	$ 19.99
Options Outstanding
Number Outstanding (in shares)	365,112
Weighted Average Remaining Contractual (in years)	6 years 11 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 15.06
Intrinsic Value	$ 1,596
Options Exercisable
Number Exercisable (in shares)	184,871
Weighted Average Remaining Contractual (in years)	5 years 4 months 13 days
Weighted average Exercise Price (in dollars per share)	$ 13.42
Intrinsic Value	$ 1,120
Exercise Price Range Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 20.00
Exercise price range, upper range limit (in dollars per share)	$ 29.99
Options Outstanding
Number Outstanding (in shares)	196,723
Weighted Average Remaining Contractual (in years)	7 years 1 month 20 days
Weighted Average Exercise Price (in dollars per share)	$ 22.43
Intrinsic Value	$ 0
Options Exercisable
Number Exercisable (in shares)	80,817
Weighted Average Remaining Contractual (in years)	7 years 4 months 28 days
Weighted average Exercise Price (in dollars per share)	$ 22.88
Intrinsic Value	$ 0
Exercise Price Range Four
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 30.00
Exercise price range, upper range limit (in dollars per share)	$ 274.80
Options Outstanding
Number Outstanding (in shares)	153,398
Weighted Average Remaining Contractual (in years)	2 years 3 months 7 days
Weighted Average Exercise Price (in dollars per share)	$ 100.05
Intrinsic Value	$ 0
Options Exercisable
Number Exercisable (in shares)	153,050
Weighted Average Remaining Contractual (in years)	2 years 3 months 3 days
Weighted average Exercise Price (in dollars per share)	$ 99.86
Intrinsic Value	$ 0